Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Company”)

200 West Street

New York, NY 10282

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company and Goldman Sachs & Co. LLC, who are referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-TWR (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and

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therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to July 9, 2018.
•	The following excel file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	2018-TWR Final Comfort Tape 7.11.18.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

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•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Rent Roll” refers to the rent roll document included in the Loan File.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the loan’s subordinate debt included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

From July 2, 2018 through July 11, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A are considered to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or

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conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 12, 2018

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR

Exhibits

A)	Loan File Review Procedures
B)	Specified Attributes Provided by the Company (not subject to procedures)

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Number of Properties	Appraisal Report	The number of properties, as stated in the Appraisal Report.	None
2	Originator	Loan Agreement	The originator, as stated in the Loan Agreement.	None
3	Originator Entity Type	Loan Agreement	The originator entity type, as stated in the Loan Agreement.	None
4	Mortgage Loan Seller	Loan Agreement	The mortgage loan seller, as stated in the Loan Agreement.	None
5	Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
6	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
7	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
8	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
9	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
10	General Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
11	Detailed Property Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
12	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
13	Year Renovated	Appraisal Report	The year renovated, as stated in the Appraisal Report.	None
14	Square Feet	Rent Roll	The total square feet, as stated in the Rent Roll.	None
15	Loan Per Unit ($)	Calculation	Computation in which the respective loan’s Original Balance ($) was divided by the Square Feet.	None
16	Original Balance ($)	Loan Agreement	The original loan amount, as defined in the Loan Agreement.	None
17	Cut-off Date Balance ($)	Calculation	The loan is interest only, the value has been set equal to Original Balance ($).	None
18	Pari Passu Split (Y/N)	Loan Agreement	“Yes”, if the loan is pari passu. Otherwise, “No”.	None
19	Mortgage Loan Rate (%)	Calculation	Computation in which the Assumed LIBOR and the Margin were summed.	None
20	Trust Interest Rate (At LIBOR Cap)	Calculation	Computation in which the LIBOR Strike Cap and the Margin were summed.	None
21	Administrative Fee Rate (%)	Fee Schedule	The administrative fee rate, as stated in the Fee Schedule.	None
22	Margin	Loan Agreement	The margin, as stated in the Loan Agreement.	None
23	Mortgage Loan Index	Loan Agreement	The loan index, as stated in the Loan Agreement.	None
24	Float Rate Change Frequency (Mos)	Loan Agreement	The float rate change frequency, as stated in the Loan Agreement.	None
25	LIBOR Floor	Loan Agreement	Rate floor, as presented in the Loan Agreement; or “NAP” if not presented in the Loan Agreement.	None
26	LIBOR Strike Cap	Interest Rate Cap Agreement	The LIBOR strike rate, as stated in the Interest Rate Cap Agreement.	None
27	LIBOR Cap After Extension	Loan Agreement	The LIBOR cap after extension, as stated in the Loan Agreement.	None
28	LIBOR Cap Expiration	Interest Rate Cap Agreement	The LIBOR cap expiration date, as stated in the Interest Rate Cap Agreement.	None
29	LIBOR Cap Counterparty	Interest Rate Cap Agreement	The LIBOR cap counterparty, as stated in the Interest Rate Cap Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
30	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	The LIBOR cap counterparty rating, as stated on Bloomberg.	None
31	Trust Annual Debt Service at LIBOR Cap	Calculation	Computation in which the Original Balance ($) was multiplied by the Trust Interest Rate (At LIBOR Cap) and then multiplied by the Interest Accrual Method.	None
32	Trust NCF DSCR at LIBOR cap	Calculation	Computation in which the respective loan’s Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service at LIBOR Cap.	0.01x
33	LIBOR Rounding Methodology	Loan Agreement	The LIBOR rounding methodology, as stated in the Loan Agreement.	None
34	LIBOR Lookback Days	Loan Agreement	The LIBOR lookback days, as stated in the Loan Agreement.	None
35	Extension Options (Yes/No)	Loan Agreement	“Yes”, if there are extension options, as stated in the Loan Agreement. “No”, if there are no extension options.	None
36	Extension Options (num/mos)	Loan Agreement	The number of extension options and the corresponding number of months, as stated in the Loan Agreement.	None
37	Extension Spread Increase Description	Loan Agreement	The extension spread increase, as stated in the Loan Agreement.	None
38	First Extension Fee	Loan Agreement	The fee associated with the first extension option. “0%”, if no fee is required, as stated in the Loan Agreement.	None
39	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. “0%”, if no fee is required, as stated in the Loan Agreement.	None
40	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. “0%”, if no fee is required, as stated in the Loan Agreement.	None
41	Fully Extended Original Term	Calculation	Computation in which the number of monthly payments occurring between, and including, the respective loan’s First Due Date and the corresponding Fully Extended Maturity Date were counted.	None
42	Fully Extended Remaining Term	Calculation	Computation in which the Seasoning was subtracted from the Fully Extended Original Term.	None
43	Fully Extended Maturity Date	Loan Agreement	The extended maturity date assuming all Extension Options (num/mos) are exercised, as stated in the Loan Agreement.	None
44	Fully Extended Amortization Term	Loan Agreement	The extended amortization term assuming all Extension Options (num/mos) are exercised, as stated in the Loan Agreement.	None
45	Trust Monthly Payment	Calculation	Computation in which the Original Balance ($) was multiplied by the Mortgage Loan Rate (%), and then multiplied by the Interest Accrual Method and divided by 12.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
46	Trust Annual Debt Service	Calculation	Computation in which the Trust Monthly Payment was multiplied by 12.	None
47	Interest Accrual Method	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None
48	Interest Accrual Period	Loan Agreement	The accrual start date and end date, as stated in the Loan Agreement.	None
49	Origination Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
50	First Due Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
51	Last IO Due Date	Loan Agreement	The last interest-only due date, as stated in the Loan Agreement.	None
52	First P&I Due Date	Loan Agreement	First principal and interest payment date, as stated in the Loan Agreement.	None
53	Due Date	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
54	Grace Period- Late Fee	Loan Agreement	The number of grace period days prior to a late fee, as stated in the Loan Agreement. “0”, if there is no grace period.	None
55	Grace Period- Default	Loan Agreement	The number of grace period days prior to a default, as stated in the Loan Agreement. “0”, if there is no grace period.	None
56	Amortization Type	Loan Agreement	“Amortizing”, when the Original Interest-Only Period (Mos.) is equal to zero; or “Interest Only”, when the Original Interest-Only Period (Mos.) is equal to the Original Term To Maturity (Mos.); or “Interest Only, Then Amortizing”, when the Original Interest-Only Period (Mos.) is greater than zero and less than Original Term To Maturity (Mos.).	None
57	Original Interest-Only Period (Mos.)	Calculation	Computation in which the number of payments between, and including, the First Due Date and the Last IO Due Date were counted.	None
58	Remaining Interest-Only Period (Mos.)	Calculation	Computation in which the Seasoning was subtracted from Original Interest-Only Period (Mos.).	None
59	Original Term To Maturity (Mos.)	Calculation	Computation in which the number of payments between, and including, the First Due Date and Maturity Date were counted.	None
60	Remaining Term To Maturity (Mos.)	Calculation	Computation in which the Seasoning was subtracted from the Original Term to Maturity (Mos.).	None
61	Original Amortization Term (Mos.)	Calculation	As the Loan is interest only, the value has been set to “0”.	None
62	Remaining Amortization Term (Mos.)	Calculation	As the Loan is interest only, the value has been set to “0”.	None
63	Seasoning	Calculation	Computation in which the number of monthly payments occurring between, and including, the First Due Date and the Cut-off Date were counted.	None
64	Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None
65	Balloon Balance ($)	Calculation	As the loan is interest only, the value has been set equal to the Original Balance ($).	None
66	Lockbox	Loan Agreement	The type of lockbox, as stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
67	Cash Management	Loan Agreement	The type of cash management, as stated in the Loan Agreement.	None
68	Cash Management Triggers	Loan Agreement	The cash management triggers, as stated in the Loan Agreement.	None
69	DSCR at Trigger Level	Loan Agreement	The DSCR at trigger level, as stated in the Loan Agreement.	0.01x
70	Cross-Collateralized (Y/N)	Loan Agreement	“Yes”, if the loan is cross-collateralized. Otherwise “No”.	None
71	Crossed Group	Loan Agreement	“NAP”, if the loan is not cross-collateralized.	None
72	Lockout Period	Loan Agreement	The lockout period, as stated in the Loan Agreement. If there is no lockout period, then “0”.	None
73	Lockout Expiration Date	Calculation	The lockout period expiration date, as stated in the Loan Agreement. If there is no Lockout Period, then leave blank.	None
74	Prepayment Begin Date	Calculation	The prepayment begin date, as stated in the Loan Agreement.	None
75	Prepayment End Date	Calculation	Computation in which one day is subtracted from the Open Period Begin Date.	None
76	Open Period Begin Date	Calculation	The open period begin date, as stated in the Loan Agreement.	None
77	Open Period (Payments)	Calculation	Computation in which the payment between and including the Open Period Begin Date and the Maturity Date were counted.	None
78	Prepayment Type	Loan Agreement	Prepayment type, as stated in the Loan Agreement.	None
79	Prepayment Provision	Calculation	Computation in which the number of monthly payments during the spread maintenance period, as stated in the Loan Agreement, and the Open Period (Payments) were counted.	None
80	Partially Prepayable without Penalty	Loan Agreement	“Yes”, if partially prepayable without penalty, as stated in the Loan Agreement. “No”, if the Loan is not partially prepayable without penalty.	None
81	Partially Prepayable without Penalty Description	Loan Agreement	Partially prepayable without penalty description, as stated in the Loan Agreement. “NAP”, if Partially Prepayable without Penalty is “No”.	None
82	Partial Collateral Release Description	Loan Agreement	Description of the release of provisions, as stated in the Loan Agreement.	None
83	Yield Maintenance Index	Loan Agreement	The yield maintenance index, as stated in the Loan Agreement. “NAP”, if the loan is spread maintenance.	None
84	Yield Maintenance Discount	Loan Agreement	The yield maintenance discount, as stated in the Loan Agreement. “NAP”, if the loan is spread maintenance.	None
85	Yield Maintenance Margin	Loan Agreement	The yield maintenance margin, as stated in the Loan Agreement. “NAP”, if the loan is spread maintenance.	None
86	Yield Maintenance Calculation Method	Loan Agreement	The yield maintenance calculation method, as stated in the Loan Agreement. “NAP” if the loan is spread maintenance.	None
87	Day of Month Prepayment Permitted	Loan Agreement	The day of month prepayment permitted, as stated in the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
88	Due on Sale	Loan Agreement	“Yes”, if the loan is due on sale, as stated in the Loan Agreement. Otherwise, “No”.	None
89	Due on Encumbrance	Loan Agreement	“Yes”, if the loan is due on encumbrance, as stated in the Loan Agreement. Otherwise, “No”.	None
90	Other Subordinate Debt Balance	Subordinate Loan Documents	The subordinate debt balance, as stated in the Subordinate Loan Document. “$0”, if there is no subordinate debt.	None
91	Other Subordinate Debt Type	Subordinate Loan Documents	Other subordinate debt type, as stated in the Subordinate Loan Document. “NAP”, if there is no subordinate debt.	None
92	Name of Mezzanine Lender	Mezzanine Loan Agreement	The name of the mezzanine lender, as stated in the Mezzanine Loan Agreement.	None
93	Mezzanine Debt Original Amount ($)	Mezzanine Loan Agreement	The original mezzanine loan amount, as defined in the Mezzanine Loan Agreement.	None
94	Mezzanine Debt Cut-Off Date Balance ($)	Calculation	The mezzanine loan is interest only, the value has been set equal to Mezzanine Debt Original Amount ($).	None
95	Mezzanine Debt Interest Rate	Calculation	Computation in which the Assumed LIBOR and the Mezzanine Gross Margin were summed.	None
96	Mezzanine Debt Maturity Balance ($)	Calculation	The loan is interest only, the value has been set equal to the Mezzanine Debt Original Amount ($).	None
97	Mezzanine Gross Margin	Mezzanine Loan Agreement	The mezzanine gross margin, as stated in the Mezzanine Loan Agreement.	None
98	Mezzanine Debt Maturity Date	Mezzanine Loan Agreement	The mezzanine maturity date, as stated in the Mezzanine Loan Agreement.	None
99	Mezzanine Debt Annual Payment ($)	Calculation	Computation in which the Mezzanine Debt Original Amount ($) was multiplied by the Mezzanine Debt Interest Rate (%) and then multiplied by 365/360.	None
100	Total Loan Original Balance ($)	Calculation	Computation in which the Mezzanine Debt Original Amount ($) and the Original Balance ($) were summed.	None
101	Total Loan Cut-Off Date Balance ($)	Calculation	Computation in which the Mezzanine Debt Cut-Off Date Balance ($) and the Cut-off Date Balance ($) were summed.	None
102	Total Loan Maturity Balance ($)	Calculation	Computation in which the Mezzanine Debt Maturity Balance ($) and Balloon Balance ($) were summed.	None
103	Total Debt Margin	Calculation	Computation in which the Margin and Mezzanine Gross Margin and the corresponding Original Balance ($) and Mezzanine Debt Original Amount ($) were multiplied and divided by Total Loan Original Balance ($).	None
104	Total Loan Interest Rate	Calculation	Computation in which the Assumed LIBOR and Total Debt Margin were summed.	None
105	Total Loan Annual Payment ($)	Calculation	Computation in which the Trust Annual Debt Service and Mezzanine Debt Annual Payment ($) were summed.	None
106	Total Loan LTV	Calculation	Computation in which the Total Loan Cut-Off Date Balance ($) was divided by the Appraised Value ($).	0.01%

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
107	Total Loan Maturity Date LTV	Calculation	Computation in which the Total Loan Maturity Balance ($) was divided by the Appraised Value ($).	0.01%
108	Total Loan NOI DSCR	Calculation	Computation in which the Underwritten Net Operating Income ($) was divided by the Total Loan Annual Payment ($).	0.01x
109	Total Loan NCF DSCR	Calculation	Computation in which the Underwritten Net Cash Flow ($) was divided by the Total Loan Annual Payment ($).	0.01x
110	Total Debt Loan NOI Debt Yield	Calculation	Computation in which the Underwritten Net Operating Income ($) was divided by the Total Loan Cut-Off Date Balance ($).	0.01%
111	Total Debt Loan NCF Debt Yield	Calculation	Computation in which the Underwritten Net Cash Flow ($) was divided by the Total Loan Cut-Off Date Balance ($).	0.01%
112	Future Debt Allowed?	Loan Agreement	“Yes”, if future debt is allowed, as stated in the Loan Agreement. Otherwise, “No”.	None
113	Mortgage Assumable?	Loan Agreement	“Yes”, if the mortgage is assumable, as stated in the Loan Agreement. Otherwise, “No”.	None
114	Assumption Fee	Loan Agreement	The transfer fee, as stated in the Loan Agreement.	None
115	Appraiser Designation	Appraisal Report	The appraiser designation, as stated in the Appraisal Report.	None
116	Appraisal FIRREA (Y/N)	Appraisal Report	“Yes”, when the Appraisal Report included FIRREA compliance; or “No”, when the Appraisal Report did not include FIRREA compliance.	None
117	Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Appraised Value ($).	None
118	Appraised Value ($)	Appraisal Report	The property value stated in the Appraisal Report defined as the Hypothetical Market Value As-Is.	None
119	As-Stabilized Appraisal Date	Appraisal Report	The date stated in the Appraisal Report referring to the Prospective Market Value Upon Stabilization.	None
120	As-Stabilized Appraised Value ($)	Appraisal Report	The property value stated in the Appraisal Report defined as the Prospective Market Value Upon Stabilization.	None
121	Cut-off Date LTV Ratio (%)	Calculation	Computation in which the Cut-off Date Balance ($) was divided by the Appraised Value ($).	0.01%
122	LTV Ratio at Maturity (%)	Calculation	Computation in which the Balloon Balance ($) was divided by the Appraised Value ($).	0.01%
123	Occupancy (%)	Rent Roll	The current occupancy, as stated in the Rent Roll.	None
124	Occupancy Date	Rent Roll	The date, as stated in the Rent Roll.	None
125	Rent Steps Date	Rent Roll	The rent steps date, as stated in the Rent Roll.	None
126	Largest Tenant	Rent Roll	Name of the largest tenant, as stated in the Rent Roll.	None
127	Largest Tenant Sq Ft	Rent Roll	Total square feet of the largest tenant, as stated in the Rent Roll.	None
128	Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the largest tenant, as stated in the Rent Roll.	None
129	Second Largest Tenant	Rent Roll	Name of the second largest tenant, as stated in the Rent Roll.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
130	Second Largest Tenant Sq Ft	Rent Roll	Total square feet of the second largest tenant, as stated in the Rent Roll.	None
131	Second Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the second largest tenant, as stated in the Rent Roll.	None
132	Third Largest Tenant	Rent Roll	Name of the third largest tenant, as stated in the Rent Roll.	None
133	Third Largest Tenant Sq Ft	Rent Roll	Total square feet of the third largest tenant, as stated in the Rent Roll.	None
134	Third Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the third largest tenant, as stated in the Rent Roll.	None
135	Fourth Largest Tenant	Rent Roll	Name of the fourth largest tenant, as stated in the Rent Roll.	None
136	Fourth Largest Tenant Sq Ft	Rent Roll	Total square feet of the fourth largest tenant, as stated in the Rent Roll.	None
137	Fourth Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the fourth largest tenant, as stated in the Rent Roll.	None
138	Fifth Largest Tenant	Rent Roll	Name of the fifth largest tenant, as stated in the Rent Roll.	None
139	Fifth Largest Tenant Sq Ft	Rent Roll	Total square feet of the fifth largest tenant, as stated in the Rent Roll.	None
140	Fifth Largest Tenant Lease Expiration	Rent Roll	Lease expiration date of the fifth largest tenant, as stated in the Rent Roll.	None
141	Single Tenant (Y/N)	Rent Roll	“Yes”, if only one tenant occupies the property. “No”, if there is more than one tenant in occupancy.	None
142	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
143	Environmental Phase I Report Date	Environmental Report	The date of the phase I report, as stated in the Environmental Report.	None
144	Environmental Phase II	Environmental Report	“No”, if no phase II report was recommended.	None
145	Environmental Phase II Report Date	Environmental Report	“NAP”, if no phase II report was recommended.	None
146	PML or SEL (%)	Seismic Report	If per Engineering Report, a property is in a zone of 3 or greater, then the PML as defined in the Seismic Report.	None
147	Seismic Report Date	Seismic Report	If per Engineering Report, a property is in a seismic zone of 3 or greater, then the date on the Seismic Report.	None
148	Earthquake Insurance Required	Loan Agreement	“Yes” or “No”, as stated in the Loan Agreement.	None
149	Terrorism Insurance Required	Loan Agreement	“Yes” or “No”, as stated in the Loan Agreement.	None
150	Environmental Insurance Required (Y/N)	Loan Agreement	“Yes” or “No”, as stated in the Loan Agreement.	None
151	Blanket Insurance Policy (Yes/No)	Insurance Summary	“Yes” or “No”, as stated on the Insurance Summary.	None
152	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
153	Ownership Interest	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
154	Condominium Present?	Loan Agreement	“Yes”, if there are borrower owned condos, as stated in the Loan Agreement. “No”, if no borrower owned condos exist, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
155	Ground Lease Y/N	Ground Lease	“Yes”, if Ownership Interest is leasehold. “No”, if Ownership Interest is fee simple.	None
156	Annual Ground Lease Payment ($)	Ground Lease	The ground lease annual rent, as stated in the Ground Lease.	None
157	Ground Lease Expiration Date	Ground Lease	The ground lease expiration date, as stated in the Ground Lease.	None
158	Ground Lease Extension (Y/N)	Ground Lease	“Yes”, if ground lease extensions exist. No”, if there are no ground lease extensions that exist.”	None
159	# of Ground Lease Extension Options	Ground Lease	The number of ground lease extension options, as stated in the Ground Lease.	None
160	Ground Lease Expiration Date after all Extensions	Ground Lease	The ground lease final expiration date assuming all extension options were exercised, as stated in the Ground Lease.	None
161	2015 EGI Date	Underwriting File	The date of the period ended 2015 cash flows, as stated in the Underwriting File.	None
162	2015 EGI ($)	Underwriting File	The effective gross income for 2015, as stated in the Underwriting File.	$1.00
163	2015 Expenses ($)	Underwriting File	The total expenses for 2015, as stated in the Underwriting File.	$1.00
164	2015 NOI ($)	Underwriting File	The net operating income for 2015, as stated in the Underwriting File.	$1.00
165	2015 NCF ($)	Underwriting File	The net cash flow for 2015, as stated in the Underwriting File.	$1.00
166	2016 EGI Date	Underwriting File	The date of the period ended 2016 cash flows, as stated in the Underwriting File.	None
167	2016 EGI ($)	Underwriting File	The effective gross income for 2016, as stated in the Underwriting File.	$1.00
168	2016 Expenses ($)	Underwriting File	The total expenses for 2016, as stated in the Underwriting File.	$1.00
169	2016 NOI ($)	Underwriting File	The net operating income for 2016, as stated in the Underwriting File.	$1.00
170	2016 NCF ($)	Underwriting File	The net cash flow for 2016, as stated in the Underwriting File.	$1.00
171	2017 EGI Date	Underwriting File	The date of the period ended 2017 cash flows, as stated in the Underwriting File.	None
172	2017 EGI ($)	Underwriting File	The effective gross income for 2017, as stated in the Underwriting File.	$1.00
173	2017 Expenses ($)	Underwriting File	The total expenses for 2017, as stated in the Underwriting File.	$1.00
174	2017 NOI ($)	Underwriting File	The net operating income for 2017, as stated in the Underwriting File.	$1.00
175	2017 NCF ($)	Underwriting File	The net cash flow for 2017, as stated in the Underwriting File.	$1.00
176	Most Recent Date (if past 2017)	Underwriting File	The date of the most recent cash flow, as stated in most recent period column of the Underwriting File.	None
177	Most Recent # of months	Underwriting File	The number of months correlated with the Most Recent Date (if past 2017), as stated in the most recent period column of the Underwriting File.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
178	Most Recent Description	Underwriting File	The description of the Most Recent # of months, as stated in the most recent period column of the Underwriting File.	None
179	Most Recent EGI (if past 2017) ($)	Underwriting File	The effective gross income, as stated in the most recent period column of the Underwriting File.	$1.00
180	Most Recent Expenses (if past 2017) ($)	Underwriting File	The total expenses, as stated in the most recent period column of the Underwriting File.	$1.00
181	Most Recent NOI (if past 2017) ($)	Underwriting File	The net operating income, as stated in the most recent period column of the Underwriting File.	$1.00
182	Most Recent NCF (if past 2017) ($)	Underwriting File	The net cash flow, as stated in the most recent period column of the Underwriting File.	$1.00
183	Underwritten EGI ($)	Underwriting File	The effective gross income, as stated in the underwritten column of the Underwriting File.	$1.00
184	Underwritten Expenses ($)	Underwriting File	The total expenses, as stated in the underwritten column of the Underwriting File.	$1.00
185	Underwritten Net Operating Income ($)	Underwriting File	The net operating income, as stated in the underwritten column of the Underwriting File.	$1.00
186	Underwritten NOI DSCR (x)	Calculation	Computation in which the respective loan’s Underwritten Net Operating Income ($) was divided by the corresponding Trust Annual Debt Service.	0.01x
187	Underwritten NOI Debt Yield	Calculation	Computation in which the respective loan’s Underwritten Net Operating Income ($) was divided by the corresponding Cut-off Date Balance ($).	0.01%
188	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	The underwritten FF&E reserves, as stated in the Underwriting File. “$0”, if none listed.	$1.00
189	Underwritten TI / LC ($)	Underwriting File	The underwritten TI/LC reserves, as stated in the Underwriting File. “$0”, if none listed.	$1.00
190	Underwritten Other Reserve ($)	Underwriting File	The underwritten other reserves, as stated in the Underwriting File. “$0”, if none listed.	$1.00
191	Underwritten Net Cash Flow ($)	Underwriting File	The net operating income, as stated in the underwritten column of the Underwriting File.	$1.00
192	Underwritten NCF DSCR (x)	Calculation	Computation in which the respective loan’s Underwritten Net Cash Flow ($) was divided by the corresponding Trust Annual Debt Service.	0.01x
193	Underwritten NCF Debt Yield	Calculation	Computation in which the respective loan’s Underwritten Net Cash Flow ($) was divided by the corresponding Cut-off Date Balance ($).	0.01%
194	Upfront RE Tax Reserve ($)	Loan Agreement	Upfront real estate tax reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
195	Ongoing RE Tax Reserve ($)	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
196	Upfront Insurance Reserve ($)	Loan Agreement	Upfront insurance reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
197	Ongoing Insurance Reserve ($)	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. “$0” if none listed.	$1.00
198	Upfront Replacement Reserve ($)	Loan Agreement	Upfront replacement reserves, as stated in the Loan Agreement. “$0” if none listed.	$1.00
199	Ongoing Replacement Reserve ($)	Loan Agreement	Monthly required replacement reserves, as stated in the Loan Agreement. “$0” if none listed.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
200	Replacement Reserve Caps ($)	Loan Agreement	The replacement reserve cap, as stated in the Loan Agreement. “$0” if none listed.	$1.00
201	Upfront TI/LC Reserve ($)	Loan Agreement	Upfront TI/LC reserves, as stated in the Loan Agreement. “$0” if none listed.	$1.00
202	Ongoing TI/LC Reserve ($)	Loan Agreement	Monthly required TI/LC reserves, as stated in the Loan Agreement. “$0” if none listed.	$1.00
203	TI/LC Caps ($)	Loan Agreement	The TI/LC cap, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
204	Upfront Debt Service Reserve ($)	Loan Agreement	Upfront debt service reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
205	Ongoing Debt Service Reserve ($)	Loan Agreement	Monthly required debt service reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
206	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	Upfront repair reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
207	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	Monthly required deferred maintenance reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
208	Upfront Environmental Reserve ($)	Loan Agreement	Upfront environmental reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
209	Ongoing Environmental Reserve ($)	Loan Agreement	Monthly required environmental reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
210	Upfront Other Reserve ($)	Loan Agreement	Upfront other reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
211	Ongoing Other Reserve ($)	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. “$0”, if none listed.	$1.00
212	Other Reserve Description	Loan Agreement	Description of Upfront Other Reserve ($), as stated in the Loan Agreement. “NAP”, if none listed.	None
213	Letter of Credit?	Loan Agreement	“Yes”, if letter of credit exists. “No”, if no letter of credit is stated in the Loan Agreement.	None
214	Letter of Credit Balance	Loan Agreement	Letter of credit dollar amount stated in the Loan Agreement. “$0”, if no letter of credit is stated in the Loan Agreement.	$1.00
215	Letter of Credit Description	Loan Agreement	Letter of credit description, as stated in the Loan Agreement. “NAP”, if no letter of credit is stated in the Loan Agreement.	None
216	Loan Purpose	Closing Statement	The loan purpose, as shown in the Settlement Statement.	None
217	Borrower Name	Loan Agreement	The borrower name, as stated in the Loan Agreement.	None
218	Tenant In Common (Yes/No)?	Loan Agreement	“Yes”, when there is a tenancy in common stated in the Loan Agreement. “No”, when there is no tenancy in common stated in the Loan Agreement.	None
219	Sponsor	Loan Agreement	The sponsor name, as defined in the Loan Agreement.	None
220	Carve-out Guarantor	Guaranty Agreement	The guarantor name, as defined in the Guaranty Agreement.	None
221	Recourse	Loan Agreement	“No”, if base recourse is stated as 0% in the Loan Agreement, otherwise “Yes”.	None
222	Related Group	Loan Agreement	“NAP”, if no related borrowers.	None
223	Single Purpose Borrower (Y/N)	Loan Agreement	“Yes”, if the borrower is a Single Purpose Entity, as stated in the Loan Agreement; otherwise, “No”.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
224	Property Manager	Property Management Agreement	The management company, as stated in the Assignment of Management Agreement.	None
225	Prior Securitizations	Trepp	Prior securitizations of the loan, as stated on Trepp.	None
226	Exit Fee	Loan Agreement	The fee associated with exiting the respective loan. “None”, if no fee is required.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Commercial Mortgage Pass-Through Certificates, Series 2018-TWR Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT B

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Cut-off Date
2	Control Number
3	Loan / Property Flag
4	Loan Number
5	Property Name
6	Assumed LIBOR

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17